INCOME TAXES	12 Months Ended
Dec. 31, 2019
INCOME TAXES
INCOME TAXES

18.         INCOME TAXES

Cayman Islands

The Company is a tax-exempt entity incorporated in Cayman Islands.

Hong Kong

The Company’s subsidiaries located in Hong Kong and are subject to a profits tax rate of 8.25% on assessable profits on the first Hong Kong Dollars ("HK$") 2 million and 16.5% for any assessable profits in excess of HK$2 million starting from the financial commencing on April 1, 2018.

Singapore

The Company's subsidiaries located in Singapore are subject to Singapore corporate income tax at a rate of 17% in 2019 and Group Relief, which enables companies to deduct unutilized capital allowances, trade losses, and donations of one company from the assessable income of another company in the same group. The Company's subsidiaries located in Singapore are subject to tax exemption scheme, which companies can enjoy 75% exempted from tax for the first SGD$10 thousand and 50% exempted from tax for the next SGD$190 thousand for the year ended December 31, 2019.

China

The Company’s subsidiaries, the VIEs and the VIEs’ subsidiaries and kindergartens, which were entities established in the PRC (the "PRC entities") are subject to PRC Enterprise Income Tax (EIT), on the taxable income in accordance with the relevant PRC income tax laws, which have adopted a unified income tax rate of 25% since January 1, 2008.

The current and deferred components of the income tax expense appearing in the consolidated statements of operations are as follows:

	Years ended December 31,
	2017	2018	2019
Current tax expense	9,291	6,351	6,010
Deferred tax expense	(5,479)	(3,892)	(2,469)
	3,812	2,459	3,541

The principle components of deferred tax assets and deferred tax liabilities are as follows:

	Years ended December 31,
	2017	2018	2019
Deferred tax assets
Accrued expenses	3,615	4,094	5,551
Net operating loss carry-forwards	11,337	14,123	15,469
Total deferred tax assets	14,952	18,217	21,020
Less: valuation allowance	(2,522)	(2,022)	(2,859)
Deferred tax assets, net	12,430	16,195	18,161

Deferred tax liabilities
Acquired intangible assets, net	—	1,110	3,384

Total deferred tax liabilities	—	1,110	3,384

As of December 31, 2018 and 2019, the Group had net operating loss carried forward from the PRC entities of $56,492 and $61,586, respectively, which will expire on various dates from December 31, 2020 to December 31, 2024, and the remaining tax losses from Hong Kong entities will be carried forward indefinitely.

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations is as follows:

	Years ended December 31,
	2017	2018	2019
Income before income taxes	10,592	1,037	2,015
Income tax expense computed at an applicable tax rate of 25%	2,648	259	504
Permanent differences	6	10	108
Effect of income tax rate difference in other jurisdictions	909	2,690	2,092
Change in valuation allowance	249	(500)	837
	3,812	2,459	3,541

In addition, uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The New EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company should be deemed resident enterprises, the Company will be subject to the PRC income taxes, at a rate of 25%.

If any entity within the Group that is outside the PRC were to be a non-resident for PRC tax purposes dividends paid to it out of profits earned by PRC subsidiaries after January 1, 2008 would be subject to a withholding tax at a rate of 10%, subject to reduction by an applicable tax treaty with the PRC. As of December 31, 2019, the Company's subsidiaries, the VIEs, and VIEs’ subsidiaries and kindergartens located in the PRC recorded aggregate accumulated deficits. Accordingly, no deferred tax liabilities has been accrued for the Chinese dividend withholding taxes. In the future, aggregate undistributed earnings of the Company's subsidiaries, the VIEs, and VIEs’ subsidiaries and kindergartens located in the PRC, if any, that are taxable upon distribution to the Company, will be considered to be indefinitely reinvested, because the Company does not have any plan to pay cash dividends by using any undistributed earnings of the Company's subsidiaries, the VIEs, and VIEs’ subsidiaries and kindergartens located in the PRC in the foreseeable future and intends to retain most of their available funds and any future earnings for use in the operation and expansion of their business.

The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2017, 2018 and 2019. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2019.